Segmental information - Other information (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Capital expenditure	£ 1,097	£ 626	£ 700
Depreciation and intangible asset amortisation	(489)	(447)	(480)
Underlying impairment			(14)
Exceptional impairment of tangible assets	(3)		(140)
Exceptional impairment of intangible assets	(336)		(1,205)
Operating segments | North America
Disclosure of operating segments [line items]
Capital expenditure	230	153	145
Depreciation and intangible asset amortisation	(80)	(76)	(68)
Underlying impairment			0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Operating segments | Europe
Disclosure of operating segments [line items]
Capital expenditure	187	23	24
Depreciation and intangible asset amortisation	(93)	(31)	(37)
Underlying impairment			(7)
Exceptional impairment of tangible assets	(3)		0
Exceptional impairment of intangible assets	(96)		0
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Capital expenditure	146	56	59
Depreciation and intangible asset amortisation	(93)	(60)	(59)
Underlying impairment			0
Exceptional impairment of tangible assets	0		(1)
Exceptional impairment of intangible assets	(240)		(1,205)
Operating segments | Africa
Disclosure of operating segments [line items]
Capital expenditure	139	125	128
Depreciation and intangible asset amortisation	(81)	(79)	(103)
Underlying impairment			0
Exceptional impairment of tangible assets	0		(139)
Exceptional impairment of intangible assets	0		0
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Capital expenditure	128	20	48
Depreciation and intangible asset amortisation	(16)	(16)	(21)
Underlying impairment			(7)
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Operating segments | SC&P
Disclosure of operating segments [line items]
Capital expenditure	256	125	191
Depreciation and intangible asset amortisation	(116)	(126)	(119)
Underlying impairment			0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	0		0
Corporate and other
Disclosure of operating segments [line items]
Capital expenditure	11	124	105
Depreciation and intangible asset amortisation	(10)	£ (59)	(73)
Underlying impairment			0
Exceptional impairment of tangible assets	0		0
Exceptional impairment of intangible assets	£ 0		£ 0